LVIP T. Rowe Price 2040 Fund
Schedule of Investments
March 31, 2025 (unaudited)

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–51.89%
INVESTMENT COMPANIES–51.89%
Equity Funds–32.47%
✧✧Lincoln Variable Insurance Products Trust-
LVIP SSGA Mid-Cap Index Fund	416,820	$5,098,960
LVIP SSGA S&P 500 Index Fund	1,599,400	46,408,199
LVIP SSGA Small-Cap Index Fund	135,266	4,012,806
		55,519,965
Fixed Income Fund–6.12%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA Bond Index Fund	1,042,576	10,465,377
		10,465,377
International Equity Fund–13.30%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA International Index Fund	2,016,631	22,731,460
		22,731,460
Total Affiliated Investments (Cost $44,729,604)		88,716,802

UNAFFILIATED INVESTMENTS–48.14%
INVESTMENT COMPANIES–48.14%
Equity Funds–32.34%
**T. Rowe Price Emerging Markets Discovery Stock Fund	323,938	4,606,399
**T. Rowe Price Growth Stock Fund	146,070	14,006,661
**T. Rowe Price Mid-Cap Growth Fund	30,526	2,837,084
**T. Rowe Price Mid-Cap Value Fund	81,322	2,512,029
**T. Rowe Price New Horizons Fund	33,880	1,693,307
**T. Rowe Price Real Assets Fund	695,561	10,196,926
	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Equity Funds (continued)
**T. Rowe Price Small-Cap Value Fund	47,044	$2,337,613
**T. Rowe Price Value Fund	365,591	17,098,699
		55,288,718
Fixed Income Funds–2.80%
**T. Rowe Price High Yield Fund	231,699	1,357,759
**T. Rowe Price U.S. Limited Duration TIPS Index Fund	2,807	26,131
**T. Rowe Price U.S. Treasury Long-Term Fund	461,510	3,396,713
		4,780,603
International Equity Funds–10.09%
**T. Rowe Price Emerging Markets Stock Fund	115,141	4,013,818
**T. Rowe Price International Stock Fund	287,755	5,815,534
**T. Rowe Price International Value Equity Fund	390,675	7,430,642
		17,259,994
International Fixed Income Funds–1.56%
**T. Rowe Price Emerging Markets Bond Fund	108,938	1,001,143
**T. Rowe Price International Bond Fund	196,499	1,668,274
		2,669,417
Money Market Fund–1.35%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 4.29%)	2,303,730	2,303,730
		2,303,730
Total Unaffiliated Investments (Cost $74,024,115)		82,302,462

TOTAL INVESTMENTS–100.03% (Cost $118,753,719)	171,019,264
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.03%)	(50,972)
NET ASSETS APPLICABLE TO 13,792,150 SHARES OUTSTANDING–100.00%	$170,968,292

✧✧Standard Class shares.
**Institutional Class shares.

Summary of Abbreviations:
S&P–Standard & Poor’s
TIPS–Treasury Inflation-Protected Securities
See accompanying notes.
LVIP T. Rowe Price 2040 Fund–1

LVIP T. Rowe Price 2040 Fund
Notes
March 31, 2025 (unaudited)
1. Transactions with Affiliates
Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, Lincoln Financial Investments Corporation ("LFI") (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the period ended March 31, 2025, were as follows:
	Value 12/31/24	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 03/31/25	Number of Shares 03/31/25	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-51.89%@
Equity Funds-32.47%@
✧✧LVIP SSGA Mid-Cap Index Fund	$5,786,876	$—	$349,999	$(11,520)	$(326,397)	$5,098,960	416,820	$—	$—
✧✧LVIP SSGA S&P 500 Index Fund	48,643,207	1,049,999	1,200,000	8,346	(2,093,353)	46,408,199	1,599,400	—	—
✧✧LVIP SSGA Small-Cap Index Fund	4,434,836	—	—	—	(422,030)	4,012,806	135,266	—	—
Fixed Income Fund-6.12%@
✧✧LVIP SSGA Bond Index Fund	10,189,094	—	—	—	276,283	10,465,377	1,042,576	—	—
International Equity Fund-13.30%@
✧✧LVIP SSGA International Index Fund	21,407,208	199,999	550,000	(10,831)	1,685,084	22,731,460	2,016,631	—	—
Total	$90,461,221	$1,249,998	$2,099,999	$(14,005)	$(880,413)	$88,716,802		$—	$—

@ As a percentage of Net Assets as of March 31, 2025.
✧✧ Standard Class shares.
LVIP T. Rowe Price 2040 Fund–2